Stockholders' Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Preferred stock, share authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,514,036	2,063,844		1,415,773
Common stock, shares outstanding	1,514,036	2,063,844		1,415,773
Common stock subject to possible redemption		7,936,156		8,584,227
Class A common stock subject to possible redemption	8,485,964	7,936,156		8,584,227
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	10,000,000	10,000,000		10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	2,500,000	2,500,000		2,875,000
Common stock, shares outstanding	2,500,000	2,500,000		2,875,000
Converted stock percentage	20.00%	20.00%